Average Annual Total Returns			12 Months Ended	44 Months Ended	49 Months Ended	60 Months Ended		69 Months Ended	114 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023 [1]	Dec. 31, 2023 [1]	Dec. 31, 2023		Dec. 31, 2023	Dec. 31, 2023
Class A, R6, & Y | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.28%			1.94%		1.52% [1]
Performance Inception Date		Apr. 02, 2018
Class A, R6, & Y | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.52%			1.18%		0.89%
Class A, R6, & Y | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.10%			1.16%		0.89%
Class A, R6, & Y | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.49%		1.62%	2.08%	[1]
Performance Inception Date		Dec. 10, 2019
Class A, R6, & Y | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.49%	1.65%		2.12%	[1]
Performance Inception Date		May 15, 2020
Class A, R6, & Y | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.08%			1.90%		1.33%
Class A, R6, & Y | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%		1.52%
Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.52%			2.09%			1.63%
Performance Inception Date		Jul. 01, 2014
Institutional Class | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.70%			1.28%			0.98%
Institutional Class | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.24%			1.25%			0.97%
Institutional Class | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.08%			1.90%			1.33%
Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%			1.52%

[1]	Performance shown prior to the inception date is that of the Fund's Institutional Class shares. The inception date of the Fund's Institutional Class shares is July 1, 2014. Although invested in the same portfolio of securities, Class A, Class Y and Class R6 shares' returns of the Fund will be different from Institutional Class shares’ returns of the Fund as they have different expenses.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.